Income taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the U.S. federal statutory rate to effective rate:
Taxes at U.S. statutory rate	$ 1,203	$ 1,103	$ 3,280
U. S. statutory tax rate (as a percent)	35.00%	35.00%	35.00%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	$ (236)	$ (223)	$ (333)
Non-U.S. subsidiaries taxed at other than 35% (as a percent)	(6.90%)	(7.10%)	(3.50%)
State and local taxes, net of federal	$ 24	$ (17)	$ 93
State and local taxes, net of federal (as a percent)	0.70%	(0.50%)	1.00%
Interest and penalties, net of tax	$ 12	$ 12	$ 4
Interest and penalties, net of tax (as a percent)	0.40%	0.40%	0.00%
U.S. research and production incentives	$ (95)	$ (125)	$ (91)
U.S. research and production incentives (as a percent)	(2.70%)	(4.00%)	(1.00%)
Other-net	$ (34)	$ (14)	$ (16)
Other-net (as a percent)	(1.00%)	(0.40%)	(0.20%)
Total of taxes at statutory rate plus increases and decreases	$ 874	$ 736	$ 2,937
Total of tax rates at statutory rate plus increases and decreases in the rate (as a percent)	25.50%	23.40%	31.30%
Prior year tax and interest adjustments	$ 42	$ (21)	$ (55)
Prior year tax and interest adjustments (as a percent)	1.20%	(0.70%)	(0.60%)
Release of valuation allowances	$ 0	$ (23)	$ 0
Release of valuation allowances (as a percent)	0.00%	(0.70%)	0.00%
Tax law changes	$ 0	$ 0	$ (87)
Tax law changes (as a percent)	(0.00%)	(0.00%)	(0.90%)
Provision (benefit) for income taxes	$ 916	$ 692	$ 2,795
Provision (benefit) for income taxes (as a percent)	26.70%	22.00%	29.80%
Benefit from research and development tax credit retroactively extended	$ 0	$ 0	$ (87)
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	118	84
Cash, Cash Equivalents, and Short-term Investments	6,460	7,341	6,081	$ 5,490
Pre-tax foreign currency permanent difference	130	10	$ 10
Other Tax Expense (Benefit)	(26)	12
Income Tax Reconciliation Settlement Benefit Including Interest		(33)
Tax Adjustments, Settlements, and Unusual Provisions		(16)
Settlement benefit, interest and penalties		(17)
Tax Correction Prior Years		$ 55
Undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	16,000
Tax Year Prior Years
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	68
Non-US
Income Tax Contingency [Line Items]
Cash, Cash Equivalents, and Short-term Investments	$ 5,000